Related party transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related party transactions
Schedule of balances due to related parties

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”) -short term	32,101	13,462
Payables to Jing Wei Electronics Co., Ltd.(“Jin Wei”)-short term	67,227	97,648
Payables to Xingtai Jinglong Electronics and Materials Co., Ltd.(“Xingtai Jinglong”)-short term	20,871	60,807
Payables to Heibei Ningjin Songgong Electronics Co., Ltd. (“Songgong Electronics”)-short term	5,130	37,456
Payables to Yangguang Guifeng Electronics Co., Ltd.(“Yangguang Guifeng”)-short term	—	55,965
Payables to Heibei Ningjin Songgong Semiconductor Co., Ltd. (“Ningjin Songgong”) -short term	48,081	—
Others-short term	32,229	61,552
Total amounts due to related parties-short term	205,639	326,890

Schedule of balances due from related parties

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Advances to Hebei Jinglong-short term	86,712	113,000
Advances to Hebei Jinglong-long term	21,252	603
Advances to others-short term	553	—
Receivables from Hebei Jinglong-short term	1,016	65,567
Receivables from Jin Wei-short term	978	72,510
Receivables from Xingtai Jinglong-short term	11,110	58,750
Receivables from Songgong Electronics-short term	5,814	38,598
Receivables from Yangguang Guifeng-short term	—	44,266
Receivables from Ningjin Songgong-short term	5,045	—
Receivables from Yangzhou JA Property Co., Ltd. (“Yangzhou Property”)-short term	—	40,080
Receivables from others-short term	13,324	19,362
Total amounts due from related parties	145,804	452,736

Schedule of sales of products to related parties

	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2013
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	8,858	172,623	394,974
Ningjin Songgong	13,035	67,393	1,531
Others	45,897	3,204	—
Total	67,790	243,220	396,505

Purchase of products
Subsidiaries of Hebei Jinglong	1,128,937	464,511	609,635
Ningjin Songgong	2,932	350,685	35,504
Others	—	12,515	—
Total	1,131,869	827,711	645,139

Processing service
Subsidiaries of Hebei Jinglong	27,369	19,086	7,124
Others	14,147	7,618	—
Total	41,516	26,704	7,124

Purchase of equipment
Subsidiaries of Hebei Jinglong	460	2,481	1,967
Total	460	2,481	1,967

Sales of equipment
Subsidiaries of Hebei Jinglong	—	—	5,000
Total	—	—	5,000